OTHER PAYABLES	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES

NOTE 7 – OTHER PAYABLES

As of December 31, 2023 and 2022, the Company reported $110,298 and $124,986 as its other payables, respectively. The other payables mainly consist of payables for professional services, including audit, legal, and financial statement filing services.